T. ROWE PRICE QM GLOBAL EQUITY FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 1.4%
Common Stocks 1.4%
Australia & New Zealand Banking Group	3,079	32
CSL	303	55
LendLease Group	2,497	16
Macquarie Group	964	51
Rio Tinto	1,709	88
Total Australia (Cost $257)		242

AUSTRIA 0.1%
Common Stocks 0.1%
OMV	656	18
Total Austria (Cost $21)		18

BRAZIL 0.7%
Common Stocks 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo	2,670	20
Equatorial Energia	9,000	30
Lojas Renner	3,270	21
Qualicorp	3,960	18
Sul America	3,000	20
		109
Preferred Stocks 0.1%
Itau Unibanco Holding (1)	4,975	22
		22
Total Brazil (Cost $166)		131

CANADA 3.5%
Common Stocks 3.5%
Alimentation Couche-Tard, Class B	1,800	42
Bank of Montreal (2)	368	19
Brookfield Asset Management, Class A	1,200	53
Canadian Pacific Railway (2)	168	37

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

CGI (3)	953	52
Cogeco Communications	502	34
Constellation Software	75	68
Intact Financial	300	26
Loblaw	700	36
Magna International	613	19
TC Energy	1,544	69
Thomson Reuters	600	41
Toronto-Dominion Bank (2)	1,382	59
WSP Global (2)	896	51
Total Canada (Cost $629)		606

CHINA 4.5%

Common Stocks 4.0%
A-living Services, Class H (HKD)	4,250	21
Alibaba Group Holding, ADR (USD) (3)	840	163
Anhui Conch Cement, H Shares (HKD)	5,500	38
China Communications Services, H Shares (HKD)	50,000	36
China Medical System Holdings (HKD)	15,000	16
China Resources Gas Group (HKD)	10,000	50
Haier Electronics Group (HKD)	8,000	21
JOYY, ADR (USD) (3)	340	18
Ping An Insurance Group, H Shares (HKD)	7,500	73
Shandong Weigao Group Medical Polymer, H Shares (HKD)	36,000	45
Tencent Holdings (HKD)	4,100	203
		684
Common Stocks - China A Shares 0.5%
Gree Electric Appliances of Zhuhai, A Shares (CNH)	7,400	54
Huayu Automotive Systems, A Shares (CNH)	10,900	33
		87
Total China (Cost $630)		771

DENMARK 0.1%

Common Stocks 0.1%
Vestas Wind Systems	271	22
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Total Denmark (Cost $18)		22

FINLAND 0.5%

Common Stocks 0.5%
Neste	2,006	67
UPM-Kymmene	653	18
Total Finland (Cost $81)		85

FRANCE 2.6%

Common Stocks 2.6%
Airbus	488	31
AXA	1,531	26
Cie Generale des Etablissements Michelin	224	20
Dassault Aviation	17	14
LVMH Moet Hennessy Louis Vuitton	196	72
Safran	434	38
Schneider Electric	694	59
Sodexo	488	33
TOTAL	2,047	77
Ubisoft Entertainment (3)	214	16
Vinci	746	61
Total France (Cost $551)		447

GERMANY 2.1%

Common Stocks 2.0%
adidas	219	49
Allianz	287	49
BASF	592	28
Bayer	455	26
Covestro	331	10
Deutsche Wohnen	1,567	59
Fresenius	484	18
Hannover Rueck	449	63
Siemens	310	26

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Siemens Healthineers	344	13
		341
Preferred Stocks 0.1%
Henkel (1)	239	19
		19
Total Germany (Cost $486)		360

HONG KONG 1.9%
Common Stocks 1.9%
AIA Group	8,400	75
BOC Hong Kong Holdings	13,000	36
HKT Trust & HKT	30,000	41
Link	7,500	63
Techtronic Industries (2)	7,000	44
WH Group	47,500	44
Wheelock	5,000	34
Total Hong Kong (Cost $295)		337

HUNGARY 0.2%
Common Stocks 0.2%
MOL Hungarian Oil & Gas	2,180	13
OTP Bank	1,005	29
Total Hungary (Cost $69)		42

INDIA 0.5%
Common Stocks 0.5%
HDFC Bank, ADR (USD)	1,676	65
Petronet LNG	10,613	28
Total India (Cost $94)		93

INDONESIA 0.3%
Common Stocks 0.3%
Bank Rakyat Indonesia Persero	172,500	31
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Pakuwon	625,200	12
Total Indonesia (Cost $63)		43

IRELAND 0.3%
Common Stocks 0.3%
ICON (USD) (3)	316	43
Total Ireland (Cost $26)		43

ISRAEL 0.2%
Common Stocks 0.2%
Mizrahi Tefahot Bank	2,258	42
Total Israel (Cost $58)		42

ITALY 0.8%
Common Stocks 0.8%
Enel	8,823	61
Snam	7,949	36
Terna Rete Elettrica Nazionale	6,308	40
Total Italy (Cost $141)		137

JAPAN 6.8%
Common Stocks 6.8%
Aisin Seiki	200	5
Asahi Group Holdings	1,200	39
Astellas Pharma	2,500	39
Bandai Namco Holdings	1,600	78
Central Japan Railway	200	32
Daito Trust Construction	200	19
Daiwa House Industry	1,300	32
Fujitsu	600	54
Hitachi	1,200	34
Hoya	800	68
Isuzu Motors	2,100	14
ITOCHU	4,500	93
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Kao	600	49
Medipal Holdings	1,200	22
MINEBEA MITSUMI (2)	3,300	49
Mitsubishi Chemical Holdings	3,400	20
Nabtesco	1,500	34
Nippon Telegraph & Telephone	4,400	105
NOF	900	28
Shionogi	500	25
SoftBank Group	700	25
Sompo Holdings	800	25
Sony	1,800	107
Suzuki Motor	900	21
Taisei	700	21
TIS	2,400	40
Tokio Marine Holdings	700	32
Tokyo Century	900	28
Tokyo Electron	200	37
Total Japan (Cost $1,257)		1,175

MEXICO 0.2%

Common Stocks 0.2%
Wal-Mart de Mexico (2)	13,900	33
Total Mexico (Cost $37)		33

NETHERLANDS 2.0%

Common Stocks 2.0%
Coca-Cola European Partners (USD)	750	28
Koninklijke Ahold Delhaize	2,363	55
Koninklijke DSM	811	91
Koninklijke Philips	1,102	45
NN Group	625	17
NXP Semiconductors (USD)	320	27
Wolters Kluwer	1,116	79
Total Netherlands (Cost $304)		342

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
NEW ZEALAND 0.3%
Common Stocks 0.3%
Spark New Zealand	23,472	57
Total New Zealand (Cost $63)		57

NORWAY 0.9%
Common Stocks 0.9%
Aker BP	1,436	18
DNB	3,742	42
Equinor	3,002	37
Mowi	2,638	40
Telenor	1,783	26
Total Norway (Cost $255)		163

PERU 0.3%
Common Stocks 0.3%
Credicorp (USD)	308	44
Total Peru (Cost $56)		44

PHILIPPINES 0.2%
Common Stocks 0.2%
SM Investments	1,760	28
Total Philippines (Cost $26)		28

RUSSIA 0.2%
Common Stocks 0.2%
Sberbank of Russia, ADR (USD)	2,984	28
Total Russia (Cost $29)		28

SINGAPORE 0.2%
Common Stocks 0.2%
United Overseas Bank	2,700	37
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Total Singapore (Cost $46)		37

SOUTH KOREA 0.9%
Common Stocks 0.9%
LG Household & Health Care	23	21
Samsung Electronics	3,387	132
Total South Korea (Cost $116)		153

SPAIN 0.5%
Common Stocks 0.5%
Aena	140	15
Amadeus IT Group, A Shares	684	32
Iberdrola	4,597	45
Total Spain (Cost $112)		92

SWEDEN 1.0%
Common Stocks 1.0%
Boliden	1,580	28
Castellum (2)	2,009	34
Essity, B Shares	1,069	33
Investor, B Shares	1,017	46
Kindred Group, SDR	2,968	11
Lundin Petroleum (2)	1,487	28
Total Sweden (Cost $249)		180

SWITZERLAND 2.7%
Common Stocks 2.7%
Alcon (3)	444	23
Lonza Group	147	60
Nestle	1,395	143
Novartis	1,027	85
Roche Holding	351	113
Swiss Life Holding	141	47
Total Switzerland (Cost $376)		471
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

TAIWAN 2.0%

Common Stocks 2.0%
Chailease Holding	15,180	46
E.Sun Financial Holding	77,844	62
President Chain Store	4,000	38
Taiwan Semiconductor Manufacturing	17,000	153
Uni-President Enterprises	26,000	56
Total Taiwan (Cost $310)		355

THAILAND 0.1%

Common Stocks 0.1%
Electricity Generating	1,700	12
Total Thailand (Cost $20)		12

UNITED ARAB EMIRATES 0.1%

Common Stocks 0.1%
Abu Dhabi Commercial Bank	9,959	12
Total United Arab Emirates (Cost $22)		12

UNITED KINGDOM 4.0%

Common Stocks 4.0%
Ashtead Group	2,749	59
BP	12,114	50
British American Tobacco	1,228	42
Bunzl	1,257	25
Compass Group	2,220	35
Croda International	455	24
Diageo	1,079	34
Experian	2,447	68
HSBC Holdings	10,430	59
Imperial Brands	969	18
Melrose Industries	13,675	15
Prudential	1,163	15
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

RELX	1,911	41
Royal Dutch Shell, B Shares	4,801	80
Segro	4,906	46
Unilever	1,696	85
Total United Kingdom (Cost $875)		696

UNITED STATES 56.3%

Common Stocks 56.3%
3M	331	45
Abbott Laboratories	1,110	88
AbbVie (2)	665	51
Accenture, Class A	457	75
Activision Blizzard	414	25
Adobe (3)	339	108
Allstate	437	40
Alphabet, Class A (3)	266	309
Altria Group	1,422	55
Amazon. com (3)	193	376
Ameren	1,027	75
American Electric Power	540	43
American Express	299	26
American Tower, REIT	210	46
American Water Works	370	44
Amgen	372	75
Anthem	270	61
Aon	250	41
Apple	2,097	533
Applied Materials	606	28
Aramark	800	16
Arch Capital Group (3)	1,100	31
Arconic	929	15
AutoZone (3)	64	54
Bank of America	5,457	116
Baxter International	856	70
Becton Dickinson & Company	193	44
Biogen (3)	90	29
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

BioMarin Pharmaceutical (3)	185	16
BlackRock	96	42
Boeing	409	61
Booking Holdings (3)	15	20
Booz Allen Hamilton Holding	610	42
Broadcom	206	49
Cboe Global Markets	320	29
Celanese	603	44
Chevron	710	51
Chubb	307	34
Church & Dwight	870	56
Cisco Systems	2,281	90
Citigroup	1,090	46
Comcast, Class A	2,914	100
ConocoPhillips	1,010	31
Cooper	163	45
Crown Castle International, REIT	265	38
Crown Holdings (3)	539	31
Danaher	605	84
Darden Restaurants	420	23
DaVita (3)	389	30
Discover Financial Services	321	11
Dollar General	690	104
Dollar Tree (3)	290	21
DTE Energy	394	37
DXC Technology	483	6
Eastman Chemical	405	19
eBay	680	20
Elanco Animal Health (3)	1,500	34
Electronic Arts (3)	211	21
EOG Resources	534	19
Equifax	237	28
Equity LifeStyle Properties, REIT	880	51
Estee Lauder, Class A	533	85
Evergy	440	24
Exact Sciences (3)	290	17

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Facebook, Class A (3)	1,099	183
Fidelity National Information Services	848	103
Fiserv (3)	966	92
FleetCor Technologies (3)	190	35
Global Payments	645	93
Globe Life	468	34
Hologic (3)	798	28
Home Depot	537	100
Honeywell International	534	71
ICU Medical (3)	120	24
IHS Markit	860	52
Illinois Tool Works	208	30
Incyte (3)	130	10
Intel	1,694	92
Intercontinental Exchange	907	73
Intuit	216	50
Intuitive Surgical (3)	135	67
IQVIA Holdings (3)	340	37
Johnson & Johnson (2)	1,160	152
JPMorgan Chase	2,104	189
Keurig Dr Pepper (2)	860	21
Kimberly-Clark	429	55
L3Harris Technologies	104	19
Lam Research	238	57
Linde (EUR) (2)	480	83
LKQ (3)	1,337	27
Lockheed Martin	140	47
Lowe's	350	30
Marathon Petroleum	640	15
MarketAxess Holdings (2)	168	56
Marriott International, Class A	509	38
Marsh & McLennan	837	72
Mastercard, Class A	588	142
McDonald's	290	48
Merck	1,601	123
Micron Technology (3)	700	29

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Microsoft	3,494	551
Mondelez International, Class A	1,196	60
MSCI	260	75
NextEra Energy (2)	500	120
Northrop Grumman	230	70
Oracle	1,162	56
Packaging Corp. of America (2)	638	55
PayPal Holdings (3)	550	53
PepsiCo	794	95
Pfizer	3,123	102
PPG Industries	324	27
Procter & Gamble	1,181	130
Progressive	680	50
Prologis, REIT	810	65
Prudential Financial	410	21
Republic Services (2)	1,033	78
ResMed	406	60
Roper Technologies	190	59
Ross Stores	1,011	88
S&P Global	512	126
SBA Communications, REIT	400	108
Seattle Genetics (3)	180	21
Service Corp. International	450	18
Sun Communities, REIT	240	30
Synopsys (3)	431	56
Target	320	30
Texas Instruments	681	68
Thermo Fisher Scientific	270	77
Tyson Foods, Class A	468	27
UGI	553	15
Union Pacific	849	120
United Technologies	413	39
UnitedHealth Group	500	125
Vail Resorts	232	34
Valero Energy	462	21
VeriSign (3)	280	50

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Verizon Communications	2,549	137
Vertex Pharmaceuticals (3)	199	47
Visa, Class A (2)	1,060	171
VMware, Class A (3)	368	45
Walmart	746	85
Walt Disney	738	71
Zoetis	613	72
Total United States (Cost $7,727)		9,763

SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.95% (4)(5)	170,429	170
Total Short-Term Investments (Cost $170)		170

SECURITIES LENDING COLLATERAL 3.9%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 3.9%
Short-Term Funds 3.9%
T. Rowe Price Short-Term Fund, 1.28% (4)(5)	67,755	678
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		678
Total Securities Lending Collateral (Cost $678)		678

Total Investments in Securities 103.3%
(Cost $16,313)		$17,908
Other Assets Less Liabilities (3.3)%		(573)
Net Assets 100.0%		$17,335

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
EUR	Euro
HKD	Hong Kong Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$288		¤	¤	$170
T. Rowe Price Short-Term
Fund	418		¤	¤	678
					$848^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $848.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM Global Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE QM GLOBAL EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE QM GLOBAL EQUITY FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$10,068	$6,951	$—	$ 17,019
Preferred Stocks	—	41	—	41
Short-Term Investments	170	—	—	170
Securities Lending Collateral	678	—	—	678
Total	$10,916	$6,992	$—	$ 17,908